Equity	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
EQUITY

NOTE 8 — EQUITY

Common Stock

In 2021, the Company split common stock into two classes with fifty million shares of Class A common stock, $0.001 par value per share (“Class A Common Stock”) designated and twenty million shares of Class B common stock, $0.001 par value per share (“Class B Common Stock”). On February 9, 2024, the Company changed the name of the Class A Common Stock and Class B Common Stock to combine into the name common stock, with 50,000,000 shares authorized. As of December 31, 2024 and December 31, 2023, the Company had 20,869,908 and 5,340,000 shares of common stock outstanding, respectively. Common stock has voting rights.

On August 2, 2024, the Company consummated its initial public offering and sold 1.6 million shares of common stock at a price of $4.00 per share. Concurrent with this consummation, all outstanding convertible notes, including accrued interest thereon, automatically converted into approximately 13.2 million shares of common stock, at conversion prices ranging from $0.39 per share to $2.59 per share, after applying share discounts ranging from 50% to 87.5% and valuation ceilings ranging from $5 million to $50 million, as applicable.

During the fourth quarter of 2024, the Company issued 25,000 shares of common stock in exchange for $25,000 of marketing services. Additionally, the Company issued 6,506 shares of common stock to a former convertible noteholder to settle an outstanding interest obligation of $8,523 following the conversion of the Company’s outstanding convertible notes upon consummation of the Company’s initial public offering.

Preferred Stock

In 2021, 5,000,000 shares of Preferred Stock were authorized, 1,400,000 were designated as Series A Preferred Stock, with 1,302,082 shares issued of Series A Preferred Stock. Series A Preferred Stock has 5% cumulative coupon and liquidation priority above all shares of the Company’s common stock. The coupon dividends are computed at 5% of the principal per annum and are recorded monthly.

On February 9, 2024, the Series A Preferred Stock outstanding was converted to common stock on a one common share for every two preferred shares basis upon the filing of the Company’s third amended and restate certificate of incorporation. Effective February 9, 2024, the company had five million shares of authorized Preferred Stock, none of which were outstanding.

The dividend due for the year ended December 31, 2024 and for the year ended December 31, 2023 was $31,250 and $125,000, respectively, for a total accrued dividend payable at December 31, 2024 of $375,000

The Preferred Stock has the following rights and privileges:

Voting — Votes together with the common stock on all matters on an as-converted basis. Approval of a majority of the New Preferred Stock voting as a separate class will be required to, among other things: (i) adversely change rights of the New Preferred Stock, (ii) change the authorized number of shares of New Preferred Stock.

Conversion — Each share of New Preferred Stock is convertible into one share of common stock (subject to proportional adjustments for stock splits, stock dividends and the like) at any time at the option of the holder. Conversion ratio will be subject to adjustment on a broad-based, weighted average basis in the event of subsequent issuances at a price less than the original issue price (as adjusted) subject to customary exceptions. The conversion into common stock occurred on February 9, 2024.

Liquidation — One times the original issue price of the New Preferred Stock plus declared but unpaid dividends on each share of New Preferred Stock (or, if greater, the amount that the New Preferred Stock would receive on an as-converted basis) will be paid first on each share of New Preferred Stock, and the balance of proceeds to be paid to common stock. A merger, reorganization, or similar transaction (including a sale, exclusive license or other disposition of all or substantially all of the assets of the Company or its subsidiaries) will be treated as a liquidation, thereby triggering payment of the liquidation preference described above. For the avoidance of doubt, the liquidation preference is intended to provide the Investor (and its permitted assigns) with an aggregate liquidation payment of $2,500,000.

	Total as of December 31, 2024	Total as of December 31, 2023
Shares issued to investors	—	1,302,082
Total shares issued	—	1,302,082

Stock Options

The following is the common stock options issued to employees and consultants for services during the year ended December 31, 2024:

Common Stock Options
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Years	Intrinsic Value
Outstanding at January 1, 2024	—	—	—	—
Granted	2,866,750	$1.86	5	—
Forfeited	—	—	—	—
Exercised	—	—	—	—
Outstanding at December 31, 2024	2,866,750	$1.86	4.92	—
Exercisable at December 31, 2024	—	—	—	—

The Company valued the options using the closing stock price of the Company’s common Stock on the date of grant and the following assumptions:

	2024	2023
Volatility (based on peer companies)	106%	—
Risk Free Interest Rate	4.09%	—
Dividends	None	—
Estimated Life in years	2.95	—

During the years ended December 31, 2024 and 2023, the Company recognized share-based compensation expense of $268,300 and $0, respectively, related to common stock options. The Company expects to recognize additional compensation expense of $3,244,126 in 2025 related to these common stock options assuming all awards will vest.